UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Chartwell Small Cap Value Fund
 (Class A: CWSVX)
(Class I: CWSIX)

SEMI-ANNUAL REPORT
April 30, 2014

Chartwell Small Cap Value Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	16
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Chartwell Small Cap Value Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.
www.chartwellmutualfunds.com

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.3%
	BASIC MATERIALS – 2.8%
24,775	Innophos Holdings, Inc.	$1,398,301
37,212	Minerals Technologies, Inc.	2,213,742
		3,612,043
	COMMUNICATIONS – 1.0%
12,786	Anixter International, Inc.	1,252,772
17,599	EarthLink Holdings Corp.	60,013
		1,312,785
	CONSUMER, CYCLICAL – 14.8%
40,210	Casey's General Stores, Inc.	2,760,819
63,264	Cato Corp. - Class A	1,802,391
20,291	G&K Services, Inc. - Class A	1,074,206
42,704	G-III Apparel Group Ltd.*	3,064,866
50,885	Jack in the Box, Inc.*	2,724,383
74,930	Knoll, Inc.	1,362,977
61,875	Rush Enterprises, Inc. - Class A*	1,986,187
93,200	Stage Stores, Inc.	1,787,576
23,382	Toro Co.	1,485,692
27,925	United Stationers, Inc.	1,048,025
		19,097,122
	CONSUMER, NON-CYCLICAL – 10.1%
87,050	Cardtronics, Inc.*	2,914,434
64,686	Greatbatch, Inc.*	2,977,497
53,722	Haemonetics Corp.*	1,631,000
28,825	Helen of Troy Ltd.*, 1	1,807,327
29,465	Matthews International Corp. - Class A	1,188,913
32,676	TreeHouse Foods, Inc.*	2,445,472
		12,964,643
	ENERGY – 1.7%
218,225	Key Energy Services, Inc.*	2,190,979

	FINANCIAL – 23.7%
81,298	American Equity Investment Life Holding Co.	1,895,869
47,495	Argo Group International Holdings Ltd.[1]	2,109,728
42,715	Bank of the Ozarks, Inc.	2,558,629
51,600	Chesapeake Lodging Trust - REIT	1,392,684
42,732	DuPont Fabros Technology, Inc.	1,035,396
160,875	Education Realty Trust, Inc. - REIT	1,640,925
73,930	First Industrial Realty Trust, Inc. - REIT	1,358,094
74,400	First Midwest Bancorp, Inc.	1,217,928
118,897	FNB Corp.	1,479,079
86,446	Healthcare Realty Trust, Inc. - REIT	2,174,117
20,304	Mid-America Apartment Communities, Inc. - REIT	1,414,174

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
45,100	PacWest Bancorp	$1,775,587
43,500	Pinnacle Financial Partners, Inc.	1,503,795
22,677	PS Business Parks, Inc. - REIT	1,945,006
84,822	Selective Insurance Group, Inc.	1,945,817
5,087	Signature Bank*	604,437
30,075	UMB Financial Corp.	1,765,703
104,743	Umpqua Holdings Corp.	1,741,876
32,060	United Bankshares, Inc.	937,755
		30,496,599
	INDUSTRIAL – 30.1%
38,475	Altra Industrial Motion Corp.	1,314,306
23,925	Analogic Corp.	1,796,289
55,255	Barnes Group, Inc.	2,128,423
118,150	Blount International, Inc.*	1,319,735
43,211	Bristow Group, Inc.	3,318,605
96,722	Calgon Carbon Corp.*	1,937,342
28,687	CLARCOR, Inc.	1,656,961
31,818	EnPro Industries, Inc.*	2,265,760
59,500	ESCO Technologies, Inc.	1,988,490
107,985	Fabrinet*1	2,332,476
38,073	Franklin Electric Co., Inc.	1,472,283
44,716	GATX Corp.	2,934,711
67,025	Gulfmark Offshore, Inc. - Class A	3,016,795
69,650	Harsco Corp.	1,666,724
102,975	Knight Transportation, Inc.	2,443,597
45,225	Koppers Holdings, Inc.	1,931,107
59,005	Plexus Corp.*	2,473,490
38,607	Zebra Technologies Corp. - Class A*	2,680,870
		38,677,964
	TECHNOLOGY – 4.4%
55,869	Diodes, Inc.*	1,473,265
58,497	Progress Software Corp.*	1,255,346
119,025	Silicon Graphics International Corp.*	1,437,822
78,652	SYKES Enterprises, Inc.*	1,556,523
		5,722,956
	UTILITIES – 7.7%
39,329	Avista Corp.	1,264,427
28,447	Black Hills Corp.	1,642,814
54,637	Cleco Corp.	2,871,174
44,975	El Paso Electric Co.	1,700,955

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
51,118	NorthWestern Corp.	$2,473,089
		9,952,459
	TOTAL COMMON STOCKS (Cost $121,936,333)	124,027,550

	SHORT-TERM INVESTMENTS – 3.7%
4,699,385	Fidelity Institutional Government Portfolio, 0.01%[2]	4,699,385

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,699,385)	4,699,385

	TOTAL INVESTMENTS – 100.0% (Cost $126,635,718)	128,726,935
	Liabilities in Excess of Other Assets – 0.0%	(58,175)

	TOTAL NET ASSETS – 100.0%	$128,668,760

REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	30.1%
Financial	23.7%
Consumer, Cyclical	14.8%
Consumer, Non-cyclical	10.1%
Utilities	7.7%
Technology	4.4%
Basic Materials	2.8%
Energy	1.7%
Communications	1.0%
Total Common Stocks	96.3%
Short-Term Investments	3.7%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $126,635,718)	$128,726,935
Receivables:
Investment securities sold	116,724
Fund shares sold	267,036
Dividends and interest	31,546
Prepaid expenses	21,191
Total assets	129,163,432

Liabilities:
Payables:
Investment securities purchased	330,404
Fund shares redeemed	27,397
Advisory fees	49,804
Transfer agent fees and expenses	20,601
Distribution fees - Class A (Note 7)	17,696
Administration fees	10,213
Fund accounting fees	8,906
Auditing fees	8,329
Custody fees	7,851
Shareholder servicing fees - Class A (Note 8)	7,746
Chief Compliance Officer fees	1,954
Trustees' fees and expenses	443
Accrued other expenses	3,328
Total liabilities	494,672

Net Assets	$128,668,760

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$126,303,302
Accumulated net investment loss	(57,684)
Accumulated net realized gain on investments	331,925
Net unrealized appreciation on investments	2,091,217
Net Assets	$128,668,760

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$115,241,858
Shares of beneficial interest issued and outstanding	7,450,530
Redemption price*	15.47
Maximum sales charge (5.75% of offering price)**	0.94
Maximum offering price to public	$16.41

Class I Shares:
Net assets applicable to shares outstanding	$13,426,902
Shares of beneficial interest issued and outstanding	863,200
Redemption price	$15.55

*	No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2014 (Unaudited)

Investment Income:
Dividends	$190,833
Interest	240
Total investment income	191,073

Expenses:
Advisory fees	169,715
Transfer agent fees and expenses	40,570
Distribution fees - Class A (Note 7)	33,669
Administration fees	24,810
Fund accounting fees	20,177
Custody fees	17,815
Registration fees	17,356
Auditing fees	8,431
Shareholder servicing fees - Class A (Note 8)	7,273
Legal fees	6,447
Chief Compliance Officer fees	5,455
Shareholder reporting fees	4,860
Miscellaneous	3,868
Trustees' fees and expenses	2,232
Insurance fees	695

Total expenses	363,373
Advisory fees waived	(138,035)
Net expenses	225,338
Net investment loss	(34,265)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	322,271
Net change in unrealized appreciation/depreciation on investments	(691,463)
Net realized and unrealized gain (loss) on investments	(369,192)

Net Decrease in Net Assets from Operations	$(403,457)

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	April 30, 2014	For the Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(34,265)	$27,274
Net realized gain on investments	322,271	494,888
Net change in unrealized appreciation/depreciation on investments	(691,463)	2,834,630
Net increase (decrease) in net assets resulting from operations	(403,457)	3,356,792

Distributions to Shareholders:
From net investment income:
Class A	(28,921)	-
Class I	(11,202)	-
From net realized gain
Class A	(376,395)	-
Class I	(120,390)	-
Total distributions to shareholders	(536,908)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	103,561,731	6,656,894
Class I	9,089,281	4,174,185
Reinvestment of distributions:
Class A	404,556	-
Class I	8,741	-
Cost of shares redeemed:
Class A1	(1,911,724)	(1,169,366)[2]
Class I	(309,733)	(233,806)
Net increase in net assets from capital transactions	110,842,852	9,427,907

Total increase in net assets	109,902,487	12,784,699

Net Assets:
Beginning of period	18,766,273	5,981,574
End of period	$128,668,760	$18,766,273

Accumulated net investment income (loss)	$(57,684)	$16,704

Capital Share Transactions:
Shares sold:
Class A	6,619,478	491,591
Class I	574,765	312,033
Shares reinvested:
Class A	27,061	-
Class I	582	-
Shares redeemed:
Class A	(124,570)	(89,346)
Class I	(19,860)	(17,373)
Net increase in net assets from capital share transactions	7,077,456	696,905

1	Net of redemption fee proceeds of $10,338 and $2,181, respectively.
2	Amount shown for the year ended October 31, 2013 includes the reversal of redemption fees in the amount of $4,049 from the period ended October 31, 2012 and the year ended October 31, 2013.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013		For the Period November 9, 2011* through October 31, 2012
Net asset value, beginning of period	$15.16		$11.09		$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[1]	(0.02)		0.02		-	[2]
Net realized and unrealized gain on investments	0.74		4.05		1.05
Total from investment operations	0.72		4.07		1.05

Less Distributions:
From net investment income	(0.03)		-		-
From net realized gain	(0.39)		-		-
Total distributions	(0.42)		-		-

Redemption fee proceeds	0.01		-	[2]	0.04

Net asset value, end of period	$15.47		$15.16		$11.09

Total return[3]	4.91%	[4]	36.70%		10.90%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$115,242		$14,081		$5,837

Ratio of expenses to average net assets:
Before fees waived and other expenses absorbed	2.21%	[5]	3.52%	[6]	24.11%	[5]
After fees waived and other expenses absorbed	1.40%	[5]	1.41%	[6]	1.40%	[5,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and other expenses absorbed	(1.08)%	[5]	(1.92)%		(22.69)%	[5]
After fees waived and other expenses absorbed	(0.27)%	[5]	0.19%		0.02%	[5]
Portfolio turnover rate	276%	[4]	25%		25%	[4]

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of $1 million or more that are made within 12 months of the date or purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4	Not annualized.
5	Annualized.
6	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 3.51%; the ratio of expenses to average net assets after fees waived would have been 1.40%.
7	Effective March 16, 2012, the Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.40% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013		For the Period March 16, 2012* through October 31, 2012
Net asset value, beginning of period	$15.23		$11.11		$11.28
Income (loss) from Investment Operations:
Net investment income[1]	0.01		0.07		0.02
Net realized and unrealized gain (loss) on investments	0.74		4.05		(0.19)
Total from investment operations	0.75		4.12		(0.17)

Less Distributions:
From net investment income	(0.04)		-		-
From net realized gain	(0.39)		-		-
Total distributions	(0.43)		-		-

Redemption fee proceeds	-		-		-

Net asset value, end of period	$15.55		$15.23		$11.11

Total return	4.99%	[2]	37.08%		(1.51)%	[2]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,427		$4,685		$145

Ratio of expenses to average net assets:
Before fees waived and other expenses absorbed	1.86%	[3]	3.17%	[4]	17.01%	[3]
After fees waived and other expenses absorbed	1.05%	[3]	1.06%	[4]	1.05%	[3]
Ratio of net investment income (loss) to average net assets:
Before fees waived and other expenses absorbed	(0.74)%	[3]	(1.58)%	[5]	(15.62)%	[3]
After fees waived and other expenses absorbed	0.07%	[3]	0.53%	[5]	0.34%	[3]
Portfolio turnover rate	276%	[2]	25%		25%	[2]

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 3.16%; the ratio of expenses to average net assets after fees waived would have been 1.05%.
5	Includes excise tax expense. If this expense was excluded, the ratio of net investment income (loss) to average net assets before fees waived would have been (1.57%); the ratio of net investment income (loss) to average net assets after fees waived would have been 0.54%.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Initial Agreement”) with Chartwell Investment Partners, LP (the “Advisor”) on November 9, 2011. On March 5, 2014, TriState Capital Holdings, Inc. (“TriState”), a bank holding company, acquired Chartwell Investment Partners, LP (the “Acquisition”), which reorganized into Chartwell Investment Partners, Inc. in connection with the Acquisition. The Acquisition resulted in an assignment and termination of the Fund’s Initial Agreement. On March 4, 2014, the Board of Trustees of the Trust approved a new advisory agreement (the “New Agreement”), which allows Chartwell Investment Partners, Inc. to continue to serve as the investment adviser to the Fund under terms substantially similar to those of the Initial Agreement. The New Agreement is effective for 150 days from the closing of the Acquisition, unless approved by the shareholders of the Fund, in which case the New Agreement will remain in effect for a two-year period. Under the terms of the New Agreement, the Fund pays the same advisory fee rate to the Advisor as under the Initial Agreement, a monthly investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets. Effective March 16, 2012, the Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.05% of the average daily net assets of the Fund’s Class A shares and Class I shares, respectively until February 28, 2015. Prior to March 16, 2012 the Advisor had contractually agreed to waive its fee and, if necessary, waive other operating expenses in order to limit total annual operating expenses to 1.50% of the Fund's average daily net assets for Class A shares.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

For the six months ended April 30, 2014, the Advisor waived $138,035 of its advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the year in which such reimbursements occurred. At October, 31, 2013, the amount of these potentially recoverable expenses was $607,461. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

2015	$239,824
2016	229,602
2017	138,035

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended April 30, 2014, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$126,637,015

Gross unrealized appreciation	$5,155,550
Gross unrealized depreciation	(3,065,630))
Net unrealized appreciation on investments	$2,089,920

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

As of October 31, 2013, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$287,398
Undistributed long-term capital gains	231,834
Accumulated earnings	519,232

Accumulated capital and other losses	(5,770)
Unrealized appreciation on investments	2,792,361
Total accumulated earnings	$3,305,823

The tax character of distributions paid during the fiscal year ended October 31, 2013 and fiscal period ended October 31, 2012, were as follows:

Distributions paid from:	2013	2012
Ordinary income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

During the fiscal year ended October 31, 2013, the Fund utilized short-term capital loss carry forward of $430.

As of October 31, 2013, the Fund had $5,770 of qualified late-year ordinary losses, which are deferred until fiscal year 2014 for tax purposes. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2014 the Fund received $10,338 in redemption fees.

Note 6 – Investment Transactions
For the six months ended April 30, 2014, purchases and sales of investments, excluding short-term investments, were $204,869,979 and $98,580,995, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares. Class I does not pay any distribution fees.

For the six months ended April 30, 2014, distribution fees incurred are disclosed on the Statement of Operations.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of Class A shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class I does not pay any shareholder servicing fees.

For the six months ended April 30, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund’s assets carried at fair value:

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$124,027,550	$-	$-	$124,027,550
Short-Term Investments	4,699,385	-	-	4,699,385
Total Investments	$128,726,935	$-	$-	$128,726,935

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

At a meeting of the Board of Trustees of Investment Managers Series Trust (the “Trust”) held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust, and the Board of Trustees appointed Maureen Quill, Executive Vice President of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014. Mr. Zader will continue as a Trustee of the Trust.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Chartwell Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

At an in-person meeting held on March 4, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved a new Investment Advisory Agreement (the “New Advisory Agreement”) between the Trust and Chartwell Investment Partners, Inc. (the “Investment Advisor”) with respect to the Chartwell Small Cap Value Fund (the “Fund”) for an initial two-year term, unless approval of the Fund’s shareholders is not obtained within 150 days after the effective date of the New Agreement, in which case the New Agreement will terminate. In approving the New Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the New Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
At the meeting, the Board met with representatives of Chartwell Investment Partners LP and reviewed information included in the meeting materials regarding the proposed acquisition of Chartwell Investment Partners LP, which had served as investment adviser to the Fund from the commencement of the Fund’s operations in November 2011, by TriState Capital Holdings, Inc. (“TriState”), a bank holding company (the “Acquisition”). In connection with the Acquisition, Chartwell Investment Partners LP indicated it intended to reorganize into the Investment Adviser. Under the 1940 Act, the Acquisition would terminate the existing investment advisory agreement between the Trust and Chartwell Investment Partners LP with respect to the Fund (the “Initial Agreement”). The 1940 Act requires a new investment advisory agreement of a mutual fund to be approved by a majority vote of the outstanding voting securities of the mutual fund. Rule 15a-4 under the 1940 Act provides a temporary exemption from the shareholder approval requirement for a period of up to 150 days after termination of an advisory contract provided certain conditions are met. Pursuant to Rule 15a-4, the Board of Trustees has appointed Chartwell Investment Partners, Inc. to serve as the interim investment adviser to the Fund and has called a shareholder meeting on July 15, 2014, for the purpose of obtaining shareholder approval of the New Advisory Agreement.

Consideration of New Advisory Agreement
In reviewing information regarding the Acquisition, the Board considered Chartwell Investment Partners LP’s representation that other than the change in ownership, Chartwell Investment Partners LP did not anticipate any material changes to its operations in connection with the Acquisition. The Board also reviewed information included in the meeting materials regarding the performance of the Fund since its commencement on November 10, 2011, compared to returns of the Russell 2000 Value Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its small core fund category (the “Performance Universe”). The Board observed that the materials they reviewed indicated that for the year ended December 31, 2013, the Fund had outperformed the Russell 2000 Value Index, but had slightly underperformed the Performance Peer Group median (returning 38.78% compared to the median of 39.19%) and the median of the Performance Universe (which was 39.21%), and for the period since the Fund’s inception had underperformed relative to the Index (returning 25.67% compared to the Index return of 26.67%).

The Board noted that no changes to the Fund’s advisory fees or expense caps were being proposed in connection with the Acquisition. The Board also considered Chartwell Investment Partners, LP’s indication that, except as described above, it did not anticipate that the Acquisition would result in any material changes to the information previously presented to the Board in connection with the Board’s review of the Initial Agreement in August and September 2013.

2013 Renewal of Initial Agreement
At its August and September 2013 meetings, the Board considered a variety of matters in connection with the annual renewal of the Initial Agreement, including information about Chartwell Investment Partners, LP’s organization and financial condition; information regarding the background and experience of its personnel providing services to the Fund; reports comparing performance of the Fund with returns of the Russell 2000 Value Index and median returns of the Performance Peer Group and the Performance Universe; reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its small blend fund category (the “Expense Universe”); and information about Chartwell Investment Partners, LP’s policies and procedures, including its compliance manual and brokerage and trading procedures.

Chartwell Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board considered information included in the meeting materials regarding the performance of the Fund. The Board noted that the materials they reviewed indicated that the annualized total return of the Fund for the one-year period ended June 30, 2013, was lower than the Performance Peer Group median return by 471 basis points, the Performance Universe median return by 175 basis points, and the Russell 2000 Value Index return by 146 basis points. The Board noted that Chartwell Investment Partners, LP’s stock selection had generally contributed positively to performance for the period, but that the Fund’s results had been impeded by its substantial cash position.

The Board also considered the overall quality of services provided by Chartwell Investment Partners, LP to the Fund. In doing so, the Board considered Chartwell’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of Chartwell’s organization and operations, and its compliance structure and compliance procedures.

The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund. With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers) were the same as the median of the Expense Peer Group and higher than the median of the Expense Universe (by 15 basis points). The Board noted, however, that in the year ended June 30, 2013, Chartwell Investment Partners, LP had waived its entire advisory fee and subsidized a portion of the Fund’s operating expenses. The Board also observed that the fees charged by Chartwell to the Fund were higher than the average fee charged by it for similarly managed accounts, but noted that due to asset capacity constraints, accounts opened after the Fund’s commencement generally paid higher advisory fees. The Board also noted that Chartwell devoted significant additional resources to the Fund to maintain compliance with requirements under the 1940 Act that do not apply to its separate account clients. In considering the total expenses paid by the Fund, the Board observed that the total expenses (net of fee waivers) were lower than the median expenses for the Expense Peer Group but higher than the median expenses for the Expense Universe (by three basis points). The Board noted, however, that as of June 30, 2013, the Fund’s asset size was significantly smaller than the average net assets of the funds in the Expense Universe.

The Board also considered information relating to Chartwell Investment Partners, LP’s costs and profits with respect to the Fund for the year ended June 30, 2013, noting that Chartwell had not realized a profit. The Board also considered the benefits received by Chartwell as a result of Chartwell’s relationship with the Fund, including research made available to it by broker-dealers that provide execution services to the Fund, and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Based on its review, the Board concluded in September 2013 that the nature, overall quality, and extent of the management and oversight services provided by Chartwell Investment Partners, LP to the Fund were satisfactory, and the compensation payable to Chartwell under the Initial Agreement was fair and reasonable in light of the nature and quality of the services Chartwell provides to the Fund. The Board also concluded that renewal of the Initial Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Initial Agreement.

Chartwell Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Conclusion
Based on its review, including its consideration of the facts that the Investment Advisor’s compensation under the New Advisory Agreement is the same as the compensation of Chartwell Investment Partners, LP under the Initial Agreement, the Board concluded that Chartwell Investment Partners, Inc. would have the capabilities, resources and personnel necessary to manage the Fund, and that in light of the services to be provided by Chartwell Investment Partners, Inc. to the Fund the compensation to be paid to it under the New Agreement is fair and reasonable, and that approval of the New Agreement is in the best interest of the Fund and its shareholders.

The Acquisition closed, and the New Agreement became effective, on March 5, 2014.

Chartwell Small Cap Value Fund
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes (Class A only); and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/13 to 4/30/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/13	4/30/14	11/1/13 - 4/30/14
Class A	Actual Performance	$1,000.00	$1,049.10	$7.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.86	7.00
Class I	Actual Performance	1,000.00	1,049.90	5.36
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.56	5.28

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.05% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Chartwell Small Cap Value Fund
A series of the Investment Managers Series Trust

Investment Advisor
Chartwell Investment Partners, Inc.
1235 Westlakes Drive, Suite 400
Berwyn, Pennsylvania 19312

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Chartwell Small Cap Value Fund - Class A Shares	CWSVX	461418 378
Chartwell Small Cap Value Fund - Class I Shares	CWSIX	461418 261

Privacy Principles of the Chartwell Small Cap Value Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Chartwell Small Cap Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (888)995-5505, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (888)995-5505, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at (888)995-5505.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Chartwell Small Cap Value Fund
P.O. Box 2175
Milwaukee, WI 53201
(888) 995-5505

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/Maureen Quill
Maureen Quill, President

Date	7/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Maureen Quill
Maureen Quill, President

Date	7/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/8/2014